12. OTHER CURRENT FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2018
Other Current Financial Assets
OTHER CURRENT FINANCIAL ASSETS	12. OTHER CURRENT FINANCIAL ASSETS
As at December 31,	2018	2017
Security deposits	$147	$2,275
Derivative assets (Note 27)	18,632	162
Other current financial assets	$18,779	$2,437